CONVERTIBLE NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
CONVERTIBLE NOTE PAYABLE [Abstract]
Schedule of convertible promissory notes

			Maturity	Interest	Base	December 31,
Issue Date	Holder	Security	Date	Rate	Conversion Rate	2016	2015
12/28/2016	Tangiers Investment Group	Unsecured	7/8/2017	10%	$1.00 through maturity; 55% of lowest closing price thereafter	$35,000	$—
8/10/2016	JSJ Investments	Unsecured	5/10/2017	12%	$0.20 during first 180 days; 45% of lowest closing price thereafter	125,000	—
10/6/2015	Vis Vires Group	Unsecured	6/30/2016	8%	58% of three lowest closing bids	—	59,000
10/12/2015	JSJ Investments	Unsecured	7/8/2016	12%	55% of five lowest trades	—	102,000
12/9/2015	Tangiers Investment Group	Secured	12/8/2016	10%	55% of three lowest closing bids	—	220,000
						160,000	381,000
					Less unamortized discount	(34,453)	(272,793)
						$125,547	$108,207